OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 33,528		$ 31,192
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,337		7,727
San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,124		13,003
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,261		2,963
Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,187		10,565
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,170		3,965
Gas, Transmission and Distribution Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,406		1,349
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.20%		3.15%		3.00%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	601		576
Gas, Transmission and Distribution Equipment [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,756	[1]	10,055	[1]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	3.74%		3.62%		3.54%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4,067	[2]	3,863	[2]
Capital Leased Assets, Gross	32		33
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	28		22
Electric Distribution [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,217		4,894
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	4.15%		4.13%		4.06%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,660	[3]	2,387	[3]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	21		16
Electric Transmission [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,714		1,938
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	2.63%		2.74%		2.70%
Utility Electric Generation Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,242	[4]	2,166	[4]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	4.68%		4.92%		4.30%
Capital Leased Assets, Gross	183		183
Other Utility Electric Equipment [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	679	[5]	604	[5]
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	7.92%		8.26%		8.19%
Capital Leased Assets, Gross	23		26
Other Plant in Service [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	806	[6]	755	[6]
Other Plant in Service [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	129		129
Public Utilities, Property, Plant and Equipment, Disclosure of Composite Depreciation Rate for Plants in Service	1.36%		1.62%		1.74%
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	103		102
Utility Construction In Progress [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	866		2,052
Utility Construction In Progress [Member] | Southern California Gas Company [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	302		381
Utility Electric Distribution Operations [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,459	[7]	1,267	[7]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	100		44
Property, Plant and Equipment Useful Life, Minimum	10
Property, Plant and Equipment Useful Life, Maximum	46
Property, Plant Equipment Weighted Average Useful Life	40
Land And Land Rights [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	298	[7]	292	[7]
Property, Plant and Equipment Useful Life, Minimum	20	[8]
Property, Plant and Equipment Useful Life, Maximum	50	[8]
Property, Plant Equipment Weighted Average Useful Life	47	[8]
Electric Generation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,568	[7]	1,278	[7]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	32
L N G Receipt Terminals [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,061	[7]	2,059	[7]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	47
Pipelines And Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,634	[7]	1,510	[7]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	45
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	241	[7]	168	[7]
Property, Plant and Equipment Useful Life, Minimum	2
Property, Plant and Equipment Useful Life, Maximum	50
Property, Plant Equipment Weighted Average Useful Life	15
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	692	[7]	849	[7]
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	264	[7]	201	[7]
Property, Plant and Equipment Useful Life, Minimum	3
Property, Plant and Equipment Useful Life, Maximum	80
Property, Plant Equipment Weighted Average Useful Life	31
Plant, Pipeline And Other Distribution Assets Of Ecogas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	144		126
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	34		28
Plant, Pipeline And Other Distribution Assets Of Mobile Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	171		163
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	21		15
Plant, Pipeline And Other Distribution Assets Of Willmut Gas [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1
Total Other Operating Units And Parent [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,217	[7]	7,624	[7]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 906		$ 799

[1]	Includes capital lease assets of $32 million and $33 million at December 31, 2012 and 2011, respectively.
[2]	Includes accumulated depreciation for assets under capital lease of $28 million and $22 million at December 31, 2012 and 2011, respectively.
[3]	Includes accumulated depreciation for assets under capital lease of $21 million and $16 million at December 31, 2012 and 2011, respectively.
[4]	Includes capital lease assets of $183 million at both December 31, 2012 and 2011, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.
[5]	Includes capital lease assets of $23 million and $26 million at December 31, 2012 and 2011, respectively.
[6]	December 31, 2012 balances include $34 million, $21 million and $1 million of accumulated depreciation for utility plant at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $28 million and $15 million of accumulated depreciation for utility plant at Ecogas and Mobile Gas, respectively.
[7]	December 31, 2012 balances include $144 million, $171 million and $18 million of utility plant, primarily pipelines and other distribution assets, at Ecogas, Mobile Gas and Willmut Gas, respectively. December 31, 2011 balances include $126 million and $163 million of utility plant, primarily pipelines and other distribution assets, at Ecogas and Mobile Gas, respectively.
[8]	Estimated useful lives are for land rights.